Organization and Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization and Operations [Abstract]
Organization and Operations

Note 1 – Organization and Operations

Creatd, Inc., formerly Jerrick Media Holdings, Inc. (the “Company” or “Creatd”), is a technology company focused on providing economic opportunities for creators, which it accomplishes through its four main business pillars: Vocal, OG Collection, Inc., Flyte, Inc., and Corporate. Vocal delivers a robust long-form, digital publishing platform organized into highly engaged niche-communities capable of hosting all forms of rich media content. Through Creatd’s proprietary algorithm dynamics, Vocal enhances the visibility of content and maximizes viewership, providing advertisers access to target markets that most closely match their interests. OG Collection, Inc. leverages Creatd’s digital and physical media assets to develop and monetize intellectual property, including photography, film, and historical archives, often through publishing, licensing, and brand development. Flyte, Inc. is a private aviation business that operates both charter and brokered flights, supported by proprietary technology that facilitates seamless booking and optimized aircraft utilization, with a focus on premium short-hop routes and high-margin clientele.

The Company was originally incorporated under the laws of the State of Nevada on December 30, 1999, under the name LILM, Inc. The Company changed its name on December 3, 2013, to Great Plains Holdings, Inc. (“GTPH”) as part of its plan to diversify its business.

On February 5, 2016 (the “Closing Date”), GTPH, GPH Merger Sub, Inc., a Nevada corporation and wholly-owned subsidiary of GTPH (“Merger Sub”), and Jerrick Ventures, Inc., a privately-held Nevada corporation headquartered in New Jersey (“Jerrick”), entered into an Agreement and Plan of Merger (the “Merger”) pursuant to which the Merger Sub was merged with and into Jerrick, with Jerrick surviving as a wholly-owned subsidiary of GTPH (the “Merger”). GTPH acquired, pursuant to the Merger, all of the outstanding capital stock of Jerrick in exchange for issuing Jerrick’s shareholders (the “Jerrick Shareholders”), pro-rata, a total of 950 shares of GTPH’s common stock. In connection therewith, GTPH acquired 33,415 shares of Jerrick’s Series A Convertible Preferred Stock (the “Jerrick Series A Preferred”) and 8,064 shares of Series B Convertible Preferred Stock (the “Jerrick Series B Preferred”).

In connection with the Merger, on the Closing Date, GTPH and Kent Campbell entered into a Spin-Off Agreement (the “Spin-Off Agreement”), pursuant to which Mr. Campbell purchased from GTPH (i) all of GTPH’s interest in Ashland Holdings, LLC, a Florida limited liability company, and (ii) all of GTPH’s interest in Lil Marc, Inc., a Utah corporation, in exchange for the cancellation of 79 shares of GTPH’s Common Stock held by Mr. Campbell. In addition, Mr. Campbell assumed all debts, obligations and liabilities of GTPH, including any existing prior to the Merger, pursuant to the terms and conditions of the Spin-Off Agreement.

Upon closing of the Merger on February 5, 2016, the Company changed its business plan to that of Jerrick. Effective February 28, 2016, GTPH entered into an Agreement and Plan of Merger (the “Statutory Merger Agreement”) with Jerrick, pursuant to which GTPH became the parent company of Jerrick Ventures, LLC, a wholly-owned operating subsidiary of Jerrick (the “Statutory Merger”) and GTPH changed its name to Jerrick Media Holdings, Inc. to better reflect its new business strategy.

On June 16, 2017, the Company filed to form Abacus Pty Ltd, an Australian-based entity, as a wholly-owned subsidiary of the Company.

On September 9, 2020, the Company filed a certificate of amendment with the Secretary of State of the State of Nevada to change its name to “Creatd, Inc.”, which became effective on September 10, 2020.

On September 16, 2021, the Company filed a Certificate of Incorporation with the State of Delaware to form OG Gallery, Inc, a wholly owned subsidiary of the Company.

On April 24, 2022, the Company filed a certificate of amendment with the Secretary of State of the State of Delaware to change the name of OG Gallery, Inc. to “OG Collection, Inc.”

On December 13, 2022, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., a subsidiary of the Company (“OG”), 150,000 shares of common stock of OG for a purchase price of $750,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.

On January 11, 2023, the Company filed a membership agreement to form CEOBLOC, LLC a wholly owned subsidiary of the Company.

On February 1, 2023, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc, 50,000 shares of common stock of OG for a purchase price of $250,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.

On July 31, 2023, the Company filed a Certificate of Incorporation with the state of Nevada to form Vocal, Inc., a wholly owned subsidiary. Vocal’s assets, which had been developed directly under the Company since 2016, were reorganized into this new entity. This restructuring marked a significant step in the growth and evolution of Vocal, which began as part of the Company’s business strategy to create a digital publishing platform supporting creators.

On July 17, 2024, Creatd entered into a strategic securities swap agreement with Hollywall Entertainment, Inc. Under this agreement, Creatd issued 829 shares of its common stock (CRTD) to Hollywall, while Hollywall issued 726,769 shares of its common stock (HWAL) to Creatd. This swap represents a minimum of 0.5% equity in each company, with the agreement forming part of a broader commitment towards potential expanded collaboration, subject to further due diligence.

On July 26, 2024, Creatd acquired 100% of the membership interests in S96 NYC, LLC (Studio 96 Publishing) from Ayelet Abitbul, an employee of the Company. The terms of the acquisition involved Creatd issuing 1,750 shares of common stock at a cost basis of $24.00 per share and 3,250 warrants with an exercise price of $24.00.

On August 1, 2024, Vocal, Inc. granted 48.72% of its membership interests, in the form of shares of Preferred Stock to officers, board members, employees, and consultants (“Key Drivers”) involved with operations of Vocal.

On August 1, 2024, OG Collection, Inc. granted 46% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On August 9, 2024, the OG Collection, Inc. amended its Articles of Incorporation, increasing its authorized shares from 2,000,000, all of which was Common Stock, to 1,050,000,000, of which 1,000,000,000 shares became Common Stock and 50,000,000 shares became Preferred Stock.

On August 9, 2024, Vocal, Inc. granted an additional 3.01% of its membership interests, in the form of shares of Preferred Stock, to Key Drivers involved with operations of Vocal.

On August 12, 2024, OG Collection, Inc. granted an additional 1.5% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 21,675 shares of the Company’s common stock.

On October 21, 2024, Vocal, Inc. granted an additional 8.26% of its membership interests, in the form of shares of Preferred Stock, to Key Drivers involved with operations of Vocal.

On November 11, 2024, the Company acquired 5% of equity in THEPOWERHOUSE, LLC, the parent company of thehouseofarts.com and several influential ventures spanning art, fashion, and design. As consideration for this acquisition, THEPOWERHOUSE, LLC received 16,667 shares of the Company’s common stock.

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 1,992 shares of the Company’s common stock. On May 6, 2025, the Company and Enzylotics, Inc. agreed to rescind this agreement. The 4,500 shares of Creatd Common stock were cancelled, as were the Company’s shares of Enzylotics, Inc.

On November 27, 2024, the Company rescinded 1.5% of its membership interests in OG Collection, Inc. and 1.70% of its membership interests in Vocal, Inc. previously issued to a board member after their resignation.

On February 27, 2025, the Company completed the acquisition of Flewber Global, Inc., a private on-demand aviation company, in an all-equity transaction. Flewber Global, Inc. had three subsidiaries included in the acquisition: (i) Flewber, Inc., which contains all operations; (ii) Ponderosa Air LLC, which holds the Company’s FAA Part 135 Operating Certificate; and (iii) Vision FGAR 1 LLC, which was dissolved after the acquisition.

On August 11, 2025, Flewber Global, Inc. was dissolved, and Flewber Inc., which contained all the operational infrastructure, was renamed to Fly Flyte, Inc (“Flyte”). Both Ponderosa Air LLC and Fly Flyte Inc. subsequently became a direct subsidiary of Creatd, Inc. The total purchase price, measured as the fair value of the consideration transferred, was approximately $14.4 million and consisted of shares of the Company’s common stock, Series G Preferred Stock, warrants, and forgiveness of an intercompany note. The acquisition was accounted for as a business combination under Accounting Standards Codification (“ASC”) 805, Business Combinations, and the results of Fly Flyte, Inc.’s operations have been included in the Company’s condensed consolidated financial statements from the date of acquisition. Additional information about the transaction, including the purchase price allocation, is provided in Note 10 – Acquisitions, Investments and Disposals.

On May 6, 2025, the Company acquired 1% of equity in MineralRite Corporation in the form of 17,000,000 shares of its common stock. As consideration for this acquisition, MineralRite Corporation received 4,500 shares of the Company’s common stock.

On June 23, 2025, an investor entered into a Securities Purchase Agreement whereby it purchased from the Company 10% ownership interest in the entity Fly Flyte, Inc. for a purchase price of $100,000. Proceeds were allocated to operating and marketing expenses of Fly Flyte, Inc., which the Company plans to make the operating entity for the Hops side of Flyte’s operations. The agreement includes customary investor protections such as down-round anti-dilution rights, a right of first refusal on future financings for 12 months, reinvestment rights, and participation in a potential spin-off of Flyte Luxe. Additionally, the investor received flight credits as non-cash consideration. On September 16, 2025, the Company entered into a Conversion Agreement with said investor whereby they exchanged 10% ownership interest in the entity Fly Flyte, Inc., previously purchased for $100,000, into 134 shares of Preferred Series G. The 10% ownership interest in Fly Flyte, Inc. was returned to Creatd, Inc.

On September 9, 2025, Fly Flyte, Inc. and Ponderosa Air LLC entered into a Side Letter Agreement with SEG Jets, LLC (“SEG Jets”), the lessor of the 2020 Cirrus Design Corp. SF50 aircraft that is being leased by the Company pursuant to an Exclusive Aircraft Dry Lease Agreement. Under the terms of the Side Letter Agreement, Fly Flyte, Inc. agreed to issue to SEG Jets, or its designees, 19.98% of the issued and outstanding common stock of Fly Flyte, Inc. as of the date of the agreement as consideration for strategic business cooperation. The shares were issued as fully paid, non-assessable restricted common stock, duly authorized and validly issued. The 2020 Cirrus Design Corp. SF50 aircraft continues to be leased to the Company under the terms of the Exclusive Aircraft Dry Lease Agreement, with SEG Jets, LLC serving as the lessor.

On October 22, 2025, the Company’s common stock was approved to trade on the OTCQB Venture Market, a higher tier of the OTC Markets requiring current reporting and additional eligibility standards, from the OTCID Market (formerly known as the OTC Pink Market) where it had previously traded. The uplisting became effective on October 22, 2025.

On December 26, 2025, Vocal, Inc. issued an additional 21.73% of its outstanding equity, in the form of shares of Common Stock, to certain officers, employees, and consultants involved with the operations of Vocal. In connection with this issuance, 40,404 shares were issued with an aggregate fair value of approximately $78,010, which was satisfied through the application of accrued payroll obligations. As a result of the issuance, the Company’s ownership interest in Vocal, Inc. decreased from 41.71% to 20%.

On December 26, 2025, OG Collection, Inc. issued an additional 24% of its outstanding equity, in the form of shares of Common Stock, to certain officers, employees, and consultants involved with the operations of OG Collection. In connection with this issuance, 480,000 shares were issued with an aggregate fair value of approximately $57,600, which was satisfied through the application of accrued payroll obligations. As a result of the issuance, the Company’s ownership interest in OG Collection, Inc. decreased from 44% to 20%.

On March 9, 2026, the Company entered into a Securities Purchase Agreement with Catheter Precision, Inc., pursuant to which the Company sold its 80.02% equity interest in Fly Flyte, Inc. for total consideration of $11,676,828. As a result of the transaction, the Company deconsolidated Fly Flyte, Inc. and Ponderosa Air, LLC from its consolidated financial statements as of the closing date. See Note 10 – Acquisitions, Investments and Disposals.

Note 1 – Organization and Operations

Creatd, Inc., formerly Jerrick Media Holdings, Inc. (the “Company” or “Creatd”), is a technology company focused on providing economic opportunities for creators, which it accomplishes through its three main business pillars: Vocal, OG Collection, Inc., and Corporate. Vocal delivers a robust long-form, digital publishing platform organized into highly engaged niche-communities capable of hosting all forms of rich media content. Through Creatd’s proprietary algorithm dynamics, Vocal enhances the visibility of content and maximizes viewership, providing advertisers access to target markets that most closely match their interests. OG Collection, Inc. leverages Creatd’s digital and physical media assets to develop and monetize intellectual property, including photography, film, and historical archives, often through publishing, licensing, and brand development. On March 9, 2026, the Company completed the divestiture of its air mobility business, including Fly Flyte, Inc. and related aviation entities. The results of operations, assets, and liabilities of the air mobility business are presented as discontinued operations in these consolidated financial statements. See Note 13 — Discontinued Operations and Note 16 — Subsequent Events.

The Company was originally incorporated under the laws of the State of Nevada on December 30, 1999, under the name LILM, Inc. The Company changed its name on December 3, 2013, to Great Plains Holdings, Inc. (“GTPH”) as part of its plan to diversify its business.

On February 5, 2016 (the “Closing Date”), GTPH, GPH Merger Sub, Inc., a Nevada corporation and wholly-owned subsidiary of GTPH (“Merger Sub”), and Jerrick Ventures, Inc., a privately-held Nevada corporation headquartered in New Jersey (“Jerrick”), entered into an Agreement and Plan of Merger (the “Merger”) pursuant to which the Merger Sub was merged with and into Jerrick, with Jerrick surviving as a wholly-owned subsidiary of GTPH (the “Merger”). GTPH acquired, pursuant to the Merger, all of the outstanding capital stock of Jerrick in exchange for issuing Jerrick’s shareholders (the “Jerrick Shareholders”), pro-rata, a total of 950 shares of GTPH’s common stock. In connection therewith, GTPH acquired 33,415 shares of Jerrick’s Series A Convertible Preferred Stock (the “Jerrick Series A Preferred”) and 8,064 shares of Series B Convertible Preferred Stock (the “Jerrick Series B Preferred”).

In connection with the Merger, on the Closing Date, GTPH and Kent Campbell entered into a Spin-Off Agreement (the “Spin-Off Agreement”), pursuant to which Mr. Campbell purchased from GTPH (i) all of GTPH’s interest in Ashland Holdings, LLC, a Florida limited liability company, and (ii) all of GTPH’s interest in Lil Marc, Inc., a Utah corporation, in exchange for the cancellation of 79 shares of GTPH’s Common Stock held by Mr. Campbell. In addition, Mr. Campbell assumed all debts, obligations and liabilities of GTPH, including any existing prior to the Merger, pursuant to the terms and conditions of the Spin-Off Agreement.

Upon closing of the Merger on February 5, 2016, the Company changed its business plan to that of Jerrick.

Effective February 28, 2016, GTPH entered into an Agreement and Plan of Merger (the “Statutory Merger Agreement”) with Jerrick, pursuant to which GTPH became the parent company of Jerrick Ventures, LLC, a wholly-owned operating subsidiary of Jerrick (the “Statutory Merger”) and GTPH changed its name to Jerrick Media Holdings, Inc. to better reflect its new business strategy.

On June 26, 2017, the Company filed to form Abacus Pty Ltd, an Australian-based entity, as a wholly-owned subsidiary of the Company.

On September 9, 2020, the Company filed a certificate of amendment with the Secretary of State of the State of Nevada to change its name to “Creatd, Inc.”, which became effective on September 10, 2020.

On September 16, 2021, the Company filed a Certificate of Incorporation with the State of Delaware to form OG Gallery, Inc, a wholly owned subsidiary of the Company.

On April 24, 2022, the Company filed a certificate of amendment with the Secretary of State of the State of Delaware to change the name of OG Gallery, Inc. to “OG Collection, Inc.”

On December 13, 2022, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., a subsidiary of the Company (“OG”), 150,000 shares of common stock of OG for a purchase price of $750,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.

On January 11, 2023, the Company filed a membership agreement to form CEOBLOC, LLC a wholly owned subsidiary of the Company.

On February 1, 2023, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc, 50,000 shares of common stock of OG for a purchase price of $250,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.

On July 31, 2023, the Company filed a Certificate of Incorporation with the state of Nevada to form Vocal, Inc., a wholly owned subsidiary. Vocal’s assets, which had been developed directly under the Company since 2016, were reorganized into this new entity. This restructuring marked a significant step in the growth and evolution of Vocal, which began as part of the Company’s business strategy to create a digital publishing platform supporting creators.

On July 17, 2024, Creatd entered into a strategic securities swap agreement with Hollywall Entertainment, Inc. Under this agreement, Creatd issued 829 shares of its common stock (CRTD) to Hollywall, while Hollywall issued 726,769 shares of its common stock (HWAL) to Creatd. This swap represents a minimum of 0.5% equity in each company, with the agreement forming part of a broader commitment towards potential expanded collaboration, subject to further due diligence.

On July 26, 2024, Creatd acquired 100% of the membership interests in S96 NYC, LLC (Studio 96 Publishing) from Ayelet Abitbul, an employee of the Company. The terms of the acquisition involved Creatd issuing 1,750 shares of common stock at a cost basis of $24.00 per share and 3,250 warrants with an exercise price of $24.00.

On August 1, 2024, Vocal, Inc. granted 48.72% of its membership interests, in the form of shares of Preferred Stock to officers, board members, employees, and consultants (“Key Drivers”) involved with operations of Vocal.

On August 1, 2024, OG Collection, Inc. granted 46% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On August 9, 2024, the OG Collection, Inc. amended its Articles of Incorporation, increasing its authorized shares from 2,000,000, all of which was Common Stock, to 1,050,000,000, of which 1,000,000,000 shares became Common Stock and 50,000,000 shares became Preferred Stock.

On August 9, 2024, Vocal, Inc. granted an additional 3.01% of its membership interests, in the form of shares of Preferred Stock, to Key Drivers involved with operations of Vocal.

On August 12, 2024, OG Collection, Inc. granted an additional 1.5% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 1,084 shares of the Company’s common stock.

On October 21, 2024, Vocal, Inc. granted an additional 8.26% of its membership interests, in the form of shares of Preferred Stock, to Key Drivers involved with operations of Vocal.

On November 11, 2024, the Company acquired 5% of equity in THEPOWERHOUSE, LLC, the parent company of thehouseofarts.com and several influential ventures spanning art, fashion, and design. As consideration for this acquisition, THEPOWERHOUSE, LLC received 16,667 shares of the Company’s common stock.

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 1,992 shares of the Company’s common stock. On May 6, 2025, the Company and Enzylotics, Inc. agreed to rescind this agreement. The 1,992 shares of Creatd Common stock were cancelled, as were the Company’s shares of Enzylotics, Inc.

On November 27, 2024, the Company rescinded 1.5% of its membership interests in OG Collection, Inc. and 1.70% of its membership interests in Vocal, Inc. previously issued to a board member after their resignation.

On February 27, 2025, the Company completed the acquisition of Flewber Global, Inc., a private on-demand aviation company, in an all-equity transaction. Flewber Global, Inc. had three subsidiaries included in the acquisition: (i) Flewber, Inc., which contains all operations; (ii) Ponderosa Air LLC, which holds the Company’s FAA Part 135 Operating Certificate; and (iii) Vision FGAR 1 LLC, which was dissolved after the acquisition. On August 11, 2025, Flewber Global, Inc. was dissolved, and Flewber Inc., which contained all the operational infrastructure, was renamed to Fly Flyte, Inc (“Flyte”). Both Ponderosa Air LLC and Fly Flyte Inc. subsequently became a direct subsidiary of Creatd, Inc. The total purchase price, measured as the fair value of the consideration transferred, was approximately $14.4 million and consisted of shares of the Company’s common stock, Series G Preferred Stock, warrants, and forgiveness of an intercompany note. The acquisition was accounted for as a business combination under Accounting Standards Codification (“ASC”) 805, Business Combinations, and the results of Fly Flyte, Inc.’s operations have been included in the Company’s consolidated financial statements from the date of acquisition. Additional information about the transaction, including the purchase price allocation, is provided in Note 12 – Acquisitions.

On May 6, 2025, the Company acquired 1% of equity in MineralRite Corporation in the form of 17,000,000 shares of its common stock. As consideration for this acquisition, MineralRite Corporation received 4,500 shares of the Company’s common stock.

On June 23, 2025, an investor entered into a Securities Purchase Agreement whereby it purchased from the Company 10% ownership interest in the entity Fly Flyte, Inc. for a purchase price of $100,000. Proceeds were allocated to operating and marketing expenses of Fly Flyte, Inc., which the Company plans to make the operating entity for the Hops side of Flyte’s operations. The agreement includes customary investor protections such as down-round anti-dilution rights, a right of first refusal on future financings for 12 months, reinvestment rights, and participation in a potential spin-off of Flyte Luxe. Additionally, the investor received flight credits as non-cash consideration. On September 16, 2025, the Company entered into a Conversion Agreement with said investor whereby they exchanged 10% ownership interest in the entity Fly Flyte, Inc., previously purchased for $100,000, into 134 shares of Preferred Series G. The 10% ownership interest in Fly Flyte, Inc. was returned to Creatd, Inc.

On September 9, 2025, Fly Flyte, Inc. and Ponderosa Air LLC entered into a Side Letter Agreement with SEG Jets, LLC (“SEG Jets”), the lessor of the 2020 Cirrus Design Corp. SF50 aircraft that is being leased by the Company pursuant to an Exclusive Aircraft Dry Lease Agreement. Under the terms of the Side Letter Agreement, Fly Flyte, Inc. agreed to issue to SEG Jets, or its designees, 19.98% of the issued and outstanding common stock of Fly Flyte, Inc. as of the date of the agreement as consideration for strategic business cooperation. The shares were issued as fully paid, non-assessable restricted common stock, duly authorized and validly issued. The 2020 Cirrus Design Corp. SF50 aircraft continues to be leased to the Company under the terms of the Exclusive Aircraft Dry Lease Agreement, with SEG Jets, LLC serving as the lessor.

On October 22, 2025, the Company’s common stock was approved to trade on the OTCQB Venture Market, a higher tier of the OTC Markets requiring current reporting and additional eligibility standards, from the OTCID Market (formerly known as the OTC Pink Market) where it had previously traded. The uplisting became effective on October 22, 2025.

On December 26, 2025, Vocal, Inc. issued an additional 21.73% of its outstanding equity, in the form of shares of Common Stock, to certain officers, employees, and consultants involved with the operations of Vocal. In connection with this issuance, 40,404 shares were issued with an aggregate fair value of approximately $78,010, which was satisfied through the application of accrued payroll obligations. As a result of the issuance, the Company’s ownership interest in Vocal, Inc. decreased from 41.73% to 20.00%.

On December 26, 2025, OG Collection, Inc. issued an additional 24.00% of its outstanding equity, in the form of shares of Common Stock, to certain officers, employees, and consultants involved with the operations of OG Collection. In connection with this issuance, 480,000 shares were issued with an aggregate fair value of approximately $57,600, which was satisfied through the application of accrued payroll obligations. As a result of the issuance, the Company’s ownership interest in OG Collection, Inc. decreased from 44.00% to 20.00%.